Financial Instruments - Summary of Contractually Fixed and Variable Pay-offs for Settlement, Repayments and Interest Resulting from Recognized Financial Liabilities (Detail) $ in Millions	Dec. 31, 2018 MXN ($)
2019 [member]
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	$ 450
2019 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	4,657
2019 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	6,936
Financial leasing	10
2020 [member]
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	777
2020 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	9,829
2020 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	1,324
20221 [member]
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	477
20221 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	2,498
20221 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	9,560
2022 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	1,497
2022 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	73
2023 [member]
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	(255)
2023 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	25,052
2023 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	38
2024 and thereafter [member]
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	160
2024 and thereafter [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	20,306
2024 and thereafter [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	$ 24